The Company and basis of presentation - Goodwill recognized and Impairment analysis (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Basis of presentation
Effective tax rate (as a percent)	23.50%	22.30%	22.50%	23.20%
Goodwill	€ 13,967,525		€ 13,967,525		€ 13,571,394
FME AG shareholders' equity	12,556,711		12,556,711		13,309,832
Market capitalization	10,537,944		10,537,944		11,383,815
Care Delivery
Basis of presentation
Goodwill	11,589,098		11,589,098		11,212,997
Excess of recoverable amount over carrying amount	€ 8,350,088		€ 8,350,088		€ 6,521,602
Residual value growth	1.00%		1.00%		1.00%
Pre-tax weighted average cost of capital (WACC)	8.14%		8.14%		8.90%
After-tax WACC	6.51%		6.51%		7.21%
Maximum number of projection years			10 years
Care Delivery | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0335		0.0335		0.0269
Care Delivery | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0263		0.0263		0.0211
Care Delivery | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.1202)		(0.1202)		(0.0853)
Care Delivery | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0391)		(0.0391)		(0.0318)
Value-Based Care
Basis of presentation
Goodwill	€ 380,181		€ 380,181		€ 368,663
Excess of recoverable amount over carrying amount	€ 410,854		€ 410,854		€ 172,260
Residual value growth	2.80%		2.80%		2.80%
Pre-tax weighted average cost of capital (WACC)	7.73%		7.73%		8.53%
After-tax WACC	6.49%		6.49%		7.20%
Maximum number of projection years			5 years
Value-Based Care | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0386		0.0386		0.0171
Value-Based Care | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0302		0.0302		0.0132
Value-Based Care | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0599)		(0.0599)		(0.0236)
Value-Based Care | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0095)		(0.0095)		(0.0041)
Care Enablement
Basis of presentation
Goodwill	€ 1,998,246		€ 1,998,246		€ 1,989,734
Excess of recoverable amount over carrying amount	€ 3,776,899		€ 3,776,899		€ 2,732,309
Residual value growth	1.00%		1.00%		1.00%
Pre-tax weighted average cost of capital (WACC)	7.68%		7.68%		8.43%
After-tax WACC	6.27%		6.27%		6.42%
Maximum number of projection years			10 years
Care Enablement | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0278		0.0278		0.0202
Care Enablement | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0221		0.0221		0.0141
Care Enablement | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0743)		(0.0743)		(0.0474)
Care Enablement | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.037)		(0.037)		(0.0262)